Loans Receivable - Recorded Investment and Unpaid Principal Balances for Impaired Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 17,022	$ 15,904
Unpaid Principal Balance	17,296	16,174
Related Allowance	1,061	1,164
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,385	13,414
Unpaid Principal Balance	14,655	13,684
Related Allowance	989	1,110
Commercial Real Estate [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,139	5,433
Unpaid Principal Balance	3,246	5,540
Commercial Real Estate [Member] | With an Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,246	7,981
Unpaid Principal Balance	11,409	8,144
Related Allowance	989	1,110
Residential Real Estate, Single Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,356	1,360
Unpaid Principal Balance	1,356	1,360
Residential Real Estate, Single Family [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,356	1,360
Unpaid Principal Balance	1,356	1,360
Residential Construction Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	850	803
Unpaid Principal Balance	850	803
Residential Construction Loans [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	850	803
Unpaid Principal Balance	850	803
Consumer Home Equity [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	249	130
Unpaid Principal Balance	253	130
Consumer Home Equity [Member] | With an Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	149	179
Unpaid Principal Balance	149	179
Related Allowance	45	50
Consumer Dealer Auto and RV Loans [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6	14
Unpaid Principal Balance	6	14
Consumer Dealer Auto and RV Loans [Member] | With an Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3	4
Unpaid Principal Balance	3	4
Related Allowance	3	4
Commercial Business Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	24
Unpaid Principal Balance	24
Related Allowance	24
Commercial Business Loans [Member] | With an Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	24
Unpaid Principal Balance	24
Related Allowance	24
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	407	327
Unpaid Principal Balance	411	327
Related Allowance	$ 48	$ 54